Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest income:
Interest and fees on loans	$ 30,305	$ 30,194	$ 32,758
Interest on due from banks	65	85	51
Interest on investment securities:
U.S. Government sponsored enterprises	2,995	1,639	2,746
States and political subdivisions	4,677	4,427	3,403
Other	378	351	287
Total interest income	38,420	36,696	39,245
Interest expense:
NOW, MMDA & savings deposits	499	732	1,180
Time deposits	1,188	1,650	3,205
FHLB borrowings	2,166	2,518	2,744
Junior subordinated debentures	389	398	438
Other	45	55	129
Total interest expense	4,287	5,353	7,696
Net interest income	34,133	31,343	31,549
(Reduction of) provision for loan losses	(699)	2,584	4,924
Net interest income after provision for loan losses	34,832	28,759	26,625
Non-interest income:
Service charges	4,961	4,566	4,764
Other service charges and fees	1,080	1,172	1,940
Gain on sale of securities	266	614	1,218
Mortgage banking income	804	1,228	1,229
Insurance and brokerage commissions	701	661	517
Loss on sales and write-downs of other real estate	(622)	(581)	(1,136)
Miscellaneous	4,974	4,992	4,005
Total non-interest income	12,164	12,652	12,537
Non-interest expense:
Salaries and employee benefits	17,530	16,851	16,426
Occupancy	6,251	5,539	5,236
Other	11,890	10,451	10,120
Total non-interest expense	35,671	32,841	31,782
Earnings before income taxes	11,325	8,570	7,380
Income tax expense	1,937	1,879	1,587
Net earnings	9,388	6,691	5,793
Dividends and accretion of preferred stock	0	656	1,010
Net earnings available to common shareholders	$ 9,388	$ 6,035	$ 4,783
Basic net earnings per common share	$ 1.67	$ 1.08	$ 0.86
Diluted net earnings per common share	$ 1.66	$ 1.07	$ 0.86
Cash dividends declared per common share	$ 0.18	$ 0.12	$ 0.18